BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of basis of preparation and significant accounting policies [Abstract]
Reduces assets property, plant and equipment	$ 11,099